[QUARLES & BRADY LLP LETTERHEAD]

                                   May 4, 2000

VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549

      Re: PRINCIPAL PRESERVATION PORTFOLIOS, INC. ("REGISTRANT")
          1933 ACT REG. NO. 33-12
          1940 ACT FILE NO. 811-4401
          CIK #0000775689

          POST-EFFECTIVE AMENDMENT NO. 55 TO REGISTRATION STATEMENT ON FORM N-1A RULE 497(J) CERTIFICATION

Ladies and Gentlemen:

     The Registrant named above has directed us, on its behalf, to certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) upon effectiveness of Post-Effective Amendment No. 55 (the "Amendment") to its Registration Statement on Form N-1A would not have differed from the form of the Prospectus and Statement of Additional Information included in that Amendment. The Amendment was filed on May 1, 2000 and became automatically effective on that date pursuant to Rule 485(b).

     Please call the undersigned at (414) 277-5309 with any questions on this filing.

                                   Very truly yours,

                                   QUARLES & BRADY LLP

                                   /s/ Fredrick G. Lautz

                                   Fredrick G. Lautz

291:ba
Enclosures
760314.40007

cc (w/enc):    Mr. Robert J. Tuszynski